Supplemental information - Components of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental information
Cash on deposit with financial institutions	$ 124,938	$ 140,795
Guaranteed investment certificates	6,792	661
Cash and cash equivalents	$ 131,730	$ 141,456	$ 13,836